Document and Entity Information	Nov. 18, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001316835
Document Type	8-K
Document Period End Date	Nov. 18, 2021
Entity Registrant Name	BUILDERS FIRSTSOURCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40620
Entity Tax Identification Number	52-2084569
Entity Address, Address Line One	2001 Bryan Street
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	880-3500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	BLDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false